Trade and Other Payables	12 Months Ended
Feb. 29, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

19. TRADE AND OTHER PAYABLES

	As of February 29/28
Figures in Rand thousands	2024	2023

Trade payables
Amounts due to related parties	12,230	13,081
Trade payables	207,308	137,400
Accrued expenses	149,251	121,784
	368,789	272,265

Other payables
Sundry creditors	19,639	22,918
Other taxes	48,131	44,566
Dividend payable to NCI	9,725	34,298
	446,284	374,047

The amounts due to related parties are unsecured, interest-free and repayable on demand.

Trade payables are non-interest bearing and are normally settled on 30 to 60 days term.

The fair value of the financial instruments approximates their carrying amounts.